Note 7 - Commitments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Commitments Disclosure [Text Block]
(7)	Commitments

In
November 2016,
the Company entered into an amendment to its lease with respect to its office and laboratory space. The extended term of this lease is
60
months and commenced on
January 1, 2017
and will expire on
December 31, 2021.
Rent expense is recognized on a straight-line basis over the life of the lease. Rental expense was approximately
$601,000
for the years ended
December 31, 2018
and
2017,
and
$321,000
for the year ended
December 31, 2016.
Future minimum lease payments under the lease as of
December 31, 2018
are as follows (in thousands):

Years ending December 31:
2019	$612
2020	630
2021	649
Total	$1,891